Shareholder Report, Holdings (Details)	May 31, 2026
Longboard Fund Class A | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Longboard Fund Class A | Aflac, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Alliant Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | InvenTrust Properties Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Southern Company (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Ameren Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Avista Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Regency Centers Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Longboard Fund Class A | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Longboard Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Longboard Fund Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Longboard Fund Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Longboard Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Longboard Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Longboard Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Longboard Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Longboard Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Longboard Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Longboard Fund Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Longboard Fund Class I | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Longboard Fund Class I | Aflac, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Alliant Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | InvenTrust Properties Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Southern Company (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Ameren Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Avista Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Regency Centers Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Longboard Fund Class I | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Longboard Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Longboard Fund Class I | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Longboard Fund Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Longboard Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Longboard Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Longboard Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Longboard Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Longboard Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Longboard Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Longboard Fund Class I | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%